Investments (Changes in Net Unrealized Gains/Losses on Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments [Abstract]
Fixed maturity securities available for sale carried at fair value	$ (9,375,028)	$ (987,434)	$ 1,955,496
Adjustment for effect on other balance sheet accounts:
Deferred policy acquisition costs, deferred sales inducements and policy benefit reserves	0	0	(880,517)
Deferred income tax asset/liability	1,968,488	207,361	(225,746)
Total adjustment for effect on other balance sheet accounts	1,968,488	207,361	(1,106,263)
Change in net unrealized gains/losses on investments carried at fair value	$ (7,406,540)	$ (780,073)	$ 849,233